Putnam
Voyager
Fund II

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

12-31-98


[LOGO: BOSTON * LONDON * TOKYO]

Fund highlights

* Putnam Voyager Fund II finished its 1998 fiscal year with better-than-average results. For the 12 months ended December 31, 1998, the fund's class A shares provided a 23.52% total return at net asset value, compared with 22.86% on average for the 980 growth funds tracked by Lipper Analytical Services.*


* "The favorable conditions that supported 1998's strong market returns should continue to have a positive impact on the markets in 1999."

                                     -- Charles H. Swanberg, manager
                                        Putnam Voyager Fund II

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

12 Portfolio holdings

20 Financial statements

* Past performance is not indicative of future results. For the 5-year period ended 12/31/98, the fund's average annualized return of 19.86% compares with 19.07% for the 362 growth funds tracked by Lipper. Since inception (4/14/93), the fund's 21.51% average annualized return compares with 19.79% for the 298 growth funds tracked by Lipper. For complete performance information, please see pages 8 and 9. Performance of other share classes will vary.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

For all the worry the stock market caused investors during 1998, it did well by Putnam Voyager Fund II. During the fiscal year ended December 31, 1998, the fund's class A shares turned in a total return at net asset value of more than 20%. The fact that your fund outpaced the Russell Midcap Growth Index by a hearty margin speaks highly of its management team as well.

Such standout performance can never be taken for granted, of course, nor should it be considered a guarantee of future results, for rare is the fund that does not encounter turbulence at one time or another. But by diversifying among a wide variety of rapidly growing companies of varying sizes across many industries, your fund aims to achieve its goal of above-average long-term capital appreciation while employing a well-tested strategy for spreading investment risk.

In the following report, your fund's managers discuss in detail strategy and performance during fiscal 1998 and offer some insights on prospects for the year ahead.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
February 17, 1999



Report from the Fund Managers
Charles H. Swanberg
Roland W. Gillis
Jeffrey R. Lindsey

A healthy domestic economy, effective stock selection, and a focus on rapidly growing small and midsize companies contributed to impressive results for Putnam Voyager Fund II in fiscal 1998. Your fund's class A shares finished the year with a total return of 23.52% at net asset value (16.40% at public offering price), outperforming the Russell Mid-Cap Growth Index, the fund's benchmark, which returned 17.86%. For more detailed performance information, including returns for other share classes, please turn to page 8.

* THE MARKET THAT WOULDN'T QUIT

The U.S. stock market confounded skeptics in 1998 by overcoming a number of potential setbacks. As predicted, the global economic slowdown that began in Asia took its toll on U.S. manufacturers during the year. This group suffered a marked decline in export activity, and earnings fell across a number of industries. Companies reacted by cutting back on capital spending and payrolls, prompting some forecasters to predict that the current economic expansion -- the second longest in U.S. history -- was drawing to a close.

Meanwhile, international markets became increasingly volatile. Doubts persisted about the pace of Asia's economic recovery, Japan was slow to enact reforms in its banking industry, and fiscal and economic problems grew to alarming proportions in Russia and Latin America.

The U.S. stock market barely noticed, suffering only a temporary setback this fall in response to the financial crisis in Russia and evidence of tighter credit at home. Recovering in a matter of weeks, the market soared to new highs against a background of declining interest rates, near-zero inflation, low unemployment, and a seemingly irrepressible consumer. The Federal Reserve Board deserves at least some of the credit for the market's good fortune. As the global flight to quality intensified over the summer, investors and lenders grew wary of risk, and banks around the country reported tighter lending practices. Anticipating a credit squeeze that might hinder U.S. economic growth, the Fed cut interest rates on three separate occasions in the fall, producing a total reduction of three quarters of one percentage point. Record-low interest rates encouraged a brisk market for home sales and new construction. Consumer spending, which typically accounts for two thirds of all economic activity in the United States, was buoyed by a robust job market in which huge job gains in the construction and retailing sectors more than offset lost manufacturing jobs.

* STOCK SELECTION MAKES THE DIFFERENCE

Your fund seeks to provide long-term capital appreciation by investing in rapidly growing companies of all sizes across a wide range of industries. Companies included in the portfolio typically have growth rates of 26% or more projected for the next 3 to 5 years in addition to successful and experienced management. Our focus on rapidly growing companies has resulted in a portfolio of predominantly small and midsize corporations (less than $3 billion in market capitalization), although some of the fund's largest holdings are companies with market caps in excess of $20 billion.

The fund's performance during the year was primarily the result of our successful stock selection in the technology, media, health care, and retail sectors. Among technology companies, the biggest story in 1998 was the Internet, whose electronic commerce has become a potent force for conventional retail stores to reckon with. According to The Wall Street Journal, the communications technology group advanced more than 102% during the year. It is important to keep in mind, however, that much of this progress is pure speculation, since some of the companies in this group have no record of earnings growth.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Retail                 12.0%

Computer software      10.7%

Broadcasting            6.2%

Pharmaceuticals
and biotechnology       6.2%

Business equipment
and services            5.4%

Footnote reads:
*Based on net assets as of 12/31/98. Holdings will vary over time.


The fund's technology holdings performed better than most. Microsoft Corporation, the world's premier software provider, gained 111% during the year. EMC Corporation, a designer of information storage and retrieval systems, was up 210%. However, these returns pale in comparison with Internet-related holdings America Online and CMG Information Services Inc., whose stock prices soared 586% and 604%, respectively, during the period. While these holdings, along with others discussed in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

Companies in the media/entertainment and broadcasting sectors continue to benefit from industry-wide deregulation spawned by the Telecommunications Act of 1996. In recent years, this deregulation has resulted in a wave of merger and acquisition activity. As these industries consolidate, successful companies are able to expand market share and spread fixed costs across a wider base of customers. Among the biggest contributors to the fund's performance during the year were Clear Channel Communications, up 37%, and Time Warner, which gained a remarkable 100%.

In the health care and retail sectors, companies benefited from an aging baby boomer population and 1998's boundless consumer confidence. Standout performers include pharmaceutical company Pfizer, up 68% for the year, and supermarket retailer Safeway, whose stock gained 93% over the 12-month period.



[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Microsoft Corporation
Computer software

America Online, Inc.
Computer services

CBS Corp.
Broadcasting

The Home Depot, Inc.
Retail

Costco Companies, Inc.
Retail

Ascend Communications, Inc.
Networking equipment

Kohl's Corp.
Retail

EMC Corp.
Computer equipment

Tele-Communications TCI Ventures Group
Telephone services

Clear Channel Communications, Inc.
Broadcasting


Footnote reads:
These holdings represent 17.0% of the fund's net assets as of 12/31/98. Portfolio holdings will vary over time.


* ECONOMIC BACKDROP REMAINS INTACT

After the dramatic gains of the past year, it is natural to expect some retrenchment in stock prices. Perhaps investors will focus more on earnings than interest rates in 1999 or be troubled by Brazil's recent devaluation or by political instability here at home.

Of course, investor sentiment is impossible to predict. What we do know is that the basic economic underpinnings of last year's phenomenal market remain intact. Interest rates are low, inflation is not an issue, and service-sector jobs are being created faster than manufacturing jobs are being eliminated. Asia has even shown some nascent signs of recovery.

At 32 times 1999 projected earnings, on average, we believe that the portfolio is reasonably valued and that the companies we have selected have substantial earnings momentum. Your fund's ability to take advantage of 1998's environment of low interest rates and moderate economic growth should serve it well as we begin fiscal 1999.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 12/31/98, there is no guarantee the fund will continue to hold these securities in the future. This fund invests a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuation.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Voyager Fund II is designed for investors aggressively seeking capital appreciation primarily through common stocks.


TOTAL RETURN FOR PERIODS ENDED 12/31/98

                                Class A           Class B           Class M
(inception date)               (4/14/93)         (10/2/95)         (10/2/95)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
1 year                      23.52%   16.40%   22.66%   17.66%   22.92%   18.60%
------------------------------------------------------------------------------
5 years                    147.38   133.11   138.23   136.23   141.50   132.97
Annual average              19.86    18.44    18.96    18.76    19.28    18.43
------------------------------------------------------------------------------
Life of fund               204.22   186.69   191.50   190.50   195.78   185.50
Annual average              21.51    20.26    20.61    20.53    20.92    20.17
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 12/31/98

                                  Standard      Russell Midcap
                                  & Poor's         Growth        Consumer
                                  500 Index        Index        Price Index
------------------------------------------------------------------------------
1 year                               28.58%        17.86%           1.80%
------------------------------------------------------------------------------
5 years                             193.91        122.41           12.62
Annual average                       24.07         17.34            2.41
------------------------------------------------------------------------------
Life of fund                        210.00        145.09           14.35
Annual average                       21.74         16.86            2.36
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of
a $10,000 investment since
4/14/93

               Fund's class A   Russell Midcap  Consumer Price   S&P 500
Date            shares at POP     Growth Index       Index        Index

4/14/93             9,425             10,000         10,000       10,000
12/31/93           11,589             11,020         10,153       10,547
12/31/94           11,629             10,781         10,425       10,687
12/31/95           17,459             14,444         10,689       14,702
12/31/96           18,805             16,969         11,045       18,078
12/31/97           23,209             20,794         11,233       24,109
12/31/98          $28,669            $24,509        $11,435      $31,000


Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $29,150 ($29,050 with a redemption at the end of the period); a $10,000 investment in the fund's class M shares would have been valued at $29,578 ($28,550 at public offering price). See first page of performance section for performance calculation method.



PRICE AND DISTRIBUTION INFORMATION
12 months ended 12/31/98

                             Class A            Class B            Class M
------------------------------------------------------------------------------
Distributions (number)          1                  1                  1
------------------------------------------------------------------------------
Income                          --                 --                 --
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                     0.832              0.832              0.832
------------------------------------------------------------------------------
Short-term                      --                 --                 --
------------------------------------------------------------------------------
 Total                       $0.832             $0.832             $0.832
------------------------------------------------------------------------------
Share value:              NAV      POP            NAV           NAV      POP
------------------------------------------------------------------------------
12/31/97                 $19.11   $20.28       $18.78          $18.91   $19.60
------------------------------------------------------------------------------
12/31/98                  22.70    24.08        22.13           22.34    23.15
------------------------------------------------------------------------------

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index* is an index of common stocks frequently used as a general measure of stock market performance.

Russell Midcap Growth Index* + is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Performance results assume reinvestment of all distributions and interest payments and do not take in account brokerage fees and taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

+Putnam Management has recently undertaken a review of benchmarks for various funds. This index will replace the S&P 500 Index as a benchmark for this fund because Putnam Management has determined that the securities tracked by this index more accurately reflect the types of securities generally held by the fund.



Report of independent accountants
For the fiscal year ended December 31, 1998

To the Trustees and Shareholders of
Putnam Voyager Fund II

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Voyager Fund II (the "fund") at December 31, 1998 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 10, 1999




Portfolio of investments owned
December 31, 1998

COMMON STOCKS (98.3%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Advertising (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            122,244  Lamar Advertising Co. (NON)                                                            $    4,553,589
            115,100  Omnicom Group, Inc.                                                                         6,675,800
            460,057  Outdoor Systems, Inc. (NON)                                                                13,801,680
                                                                                                            --------------
                                                                                                                25,031,069

Airlines (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            341,197  Ryanair Holdings, PLC ADR (Ireland) (NON)                                                  12,880,187

Apparel (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             51,900  The Gap, Inc.                                                                               2,919,375
             77,100  Gucci Group N.V. (Italy)                                                                    3,748,988
             73,650  Nike, Inc.                                                                                  2,987,428
                                                                                                            --------------
                                                                                                                 9,655,791

Banks (2.6%)
--------------------------------------------------------------------------------------------------------------------------
            244,100  Fifth Third Bancorp                                                                        17,407,381
            160,500  Firstar Corp.                                                                              14,966,625
             79,600  Northern Trust Corp.                                                                        6,950,075
                                                                                                            --------------
                                                                                                                39,324,081

Basic Industrial Products (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            130,000  Asyst Technologies, Inc. (NON)                                                              2,648,750

Broadcasting (6.2%)
--------------------------------------------------------------------------------------------------------------------------
            893,221  CBS Corp.                                                                                  29,252,988
            255,400  Chancellor Media Corp. (NON)                                                               12,227,275
            337,413  Citadel Communications Corp. (NON)                                                          8,730,561
            377,798  Clear Channel Communications, Inc. (NON)                                                   20,589,991
             74,670  Heftel Broadcasting Corp. Class A (NON)                                                     3,677,498
            508,500  Infinity Broadcasting Corp. Class A (NON)                                                  13,920,188
            200,000  Sinclair Broadcast Group, Inc. Class A (NON)                                                3,912,500
             73,500  Univision Communications Inc. Class A (NON)                                                 2,659,781
             29,466  WestWood One, Inc. (NON)                                                                      898,713
                                                                                                            --------------
                                                                                                                95,869,495

Business Equipment and Services (5.4%)
--------------------------------------------------------------------------------------------------------------------------
             87,200  Avery Dennison Corp.                                                                        3,929,450
            281,930  Cintas Corp.                                                                               19,858,444
            107,500  Interpublic Group Cos. Inc.                                                                 8,573,125
             64,100  Lason Holdings, Inc. (NON)                                                                  3,729,819
             56,868  Metamor Worldwide, Inc. (NON)                                                               1,421,700
            211,793  NOVA Corp./Georgia (NON)                                                                    7,346,570
             50,501  Paychex, Inc.                                                                               2,597,645
             66,700  Pitney Bowes, Inc.                                                                          4,406,369
          2,547,690  Rentokil Group PLC (United Kingdom)                                                        19,130,421
            183,239  Serco Group PLC (United Kingdom) (NON)                                                      3,500,569
            268,400  Snyder Communications, Inc. (NON)                                                           9,058,500
                                                                                                            --------------
                                                                                                                83,552,612

Cable Television (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            181,700  Tele-Comm Liberty Media Group, Inc. Class A (NON)                                           8,369,556
            125,100  Tele-Communications, Inc. Class A (NON)                                                     6,919,594
            123,900  USA Networks, Inc. (NON)                                                                    4,104,188
                                                                                                            --------------
                                                                                                                19,393,338

Computer Equipment (3.3%)
--------------------------------------------------------------------------------------------------------------------------
            169,984  Artesyn Technologies, Inc. (NON)                                                            2,379,776
            140,000  Compaq Computer Corp.                                                                       5,871,250
             40,800  Computer Sciences Corp. (NON)                                                               2,629,050
            271,954  EMC Corp. (NON)                                                                            23,116,090
             29,700  IBM Corp.                                                                                   5,487,075
             60,000  PMC -- Sierra, Inc. (NON)                                                                   3,787,500
             81,400  Sun Microsystems, Inc. (NON)                                                                6,969,875
                                                                                                            --------------
                                                                                                                50,240,616

Computer Services (3.5%)
--------------------------------------------------------------------------------------------------------------------------
            185,300  America Online, Inc. (NON)                                                                 29,648,000
            190,674  Capita Group PLC (United Kingdom)                                                           1,750,979
             27,000  CMG Information Services, Inc. (NON)                                                        2,875,500
             42,170  Complete Business Solutions, Inc. (NON)                                                     1,428,509
             82,200  Comverse Technology, Inc. (NON)                                                             5,836,200
            100,000  Keane, Inc. (NON)                                                                           3,993,750
            100,000  Misys PLC (United Kingdom) (NON)                                                              725,614
            124,000  VeriSign, Inc.                                                                              7,331,500
                                                                                                            --------------
                                                                                                                53,590,052

Computer Software (10.7%)
--------------------------------------------------------------------------------------------------------------------------
            160,000  Aspect Development, Inc. (NON)                                                              7,090,000
            190,721  BMC Software, Inc. (NON)                                                                    8,499,005
            328,500  Cadence Design Systems, Inc. (NON)                                                          9,772,875
             62,534  Cerner Corp. (NON)                                                                          1,672,785
             44,500  Citrix Systems, Inc. (NON)                                                                  4,319,281
            170,280  Compuware Corp. (NON)                                                                      13,303,125
            213,336  Electronic Arts, Inc. (NON)                                                                11,973,483
             91,000  Gateway 2000, Inc. (NON)                                                                    4,658,063
            204,476  GeoTel Communications Corp. (NON)                                                           7,616,731
            120,000  Intuit, Inc. (NON)                                                                          8,700,000
            124,100  Legato Systems, Inc. (NON)                                                                  8,182,844
            242,400  Microsoft Corp. (NON)                                                                      33,617,850
             80,000  New Era of Networks, Inc. (NON)                                                             3,520,000
            745,650  Parametric Technology Corp. (NON)                                                          12,116,813
             41,000  Policy Management Systems Corp. (NON)                                                       2,070,500
            120,771  Synopsys, Inc. (NON)                                                                        6,551,827
            288,400  The Learning Company, Inc. (NON)                                                            7,480,375
            165,100  TSI International Software, Ltd. (NON)                                                      7,904,163
             36,000  VERITAS Software Corp. (NON)                                                                2,157,750
             94,390  Visual Networks, Inc. (NON)                                                                 3,539,625
                                                                                                            --------------
                                                                                                               164,747,095

Conglomerates (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             97,900  Taylor Nelson Sofres PLC (United Kingdom)                                                     124,143
            879,100  Taylor Nelson Sofres PLC 144A (United Kingdom)                                              1,114,755
                                                                                                            --------------
                                                                                                                 1,238,898

Consumer Non Durables (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             66,400  Colgate-Palmolive Co.                                                                       6,166,900
            326,500  Luxottica Group S.P.A. ADR (Italy)                                                          3,918,000
                                                                                                            --------------
                                                                                                                10,084,900

Consumer Services (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            262,800  The ServiceMaster Co.                                                                       5,798,025
             92,100  Travel Services International, Inc. (NON)                                                   2,809,050
                                                                                                            --------------
                                                                                                                 8,607,075

Cosmetics (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             68,500  Estee Lauder Cos. Class A                                                                   5,856,750
            121,513  ThermoLase Corp. (NON)                                                                        554,403
             22,232  ThermoLase Corp., units (NON)                                                                 358,491
                                                                                                            --------------
                                                                                                                 6,769,644

Education Services (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            256,325  Apollo Group, Inc. Class A (NON)                                                            8,683,009

Electric Utilities (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             76,100  CalEnergy, Inc. (NON)                                                                       2,639,719

Electronic Components (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            159,000  Applied Micro Circuits Corp. (NON)                                                          5,401,031
             55,800  ASM Lithography Holding N.V. (Netherlands) (NON)                                            1,701,900
            297,600  Metromedia Fiber Network, Inc. Class A (NON)                                                9,969,600
             89,122  Sanmina Corp. (NON)                                                                         5,570,125
             91,200  Sipex Corp. (NON)                                                                           3,203,400
                                                                                                            --------------
                                                                                                                25,846,056

Electronics and Electrical Equipment (3.8%)
--------------------------------------------------------------------------------------------------------------------------
            274,500  American Power Conversion Corp. (NON)                                                      13,296,094
             99,800  Applied Materials, Inc. (NON)                                                               4,260,213
            109,800  General Electric Co.                                                                       11,206,463
             61,000  Jabil Circuit, Inc. (NON)                                                                   4,552,125
            200,200  KCI Konecranes International PLC (Finland)                                                  9,034,828
            158,862  Lernout & Hauspie Speech Products N.V. (Belgium) (NON)                                      5,182,873
             64,900  Solectron Corp. (NON)                                                                       6,031,644
             20,660  Teradyne, Inc. (NON)                                                                          875,468
            173,970  Thermo Instrument Systems, Inc. (NON)                                                       2,620,423
             23,994  Uniphase Corp. (NON)                                                                        1,664,584
                                                                                                            --------------
                                                                                                                58,724,715

Energy-related (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            255,713  Thermo Electron Corp. (NON)                                                                 4,331,139

Entertainment (1.5%)
--------------------------------------------------------------------------------------------------------------------------
             35,900  Coach USA, Inc. (NON)                                                                       1,245,281
             60,000  SFX Entertainment, Inc. Class A (NON)                                                       3,292,500
            178,200  Time Warner, Inc.                                                                          11,059,538
             92,300  Viacom, Inc. Class B (NON)                                                                  6,830,200
                                                                                                            --------------
                                                                                                                22,427,519

Environmental Control (1.8%)
--------------------------------------------------------------------------------------------------------------------------
            191,650  Allied Waste Industries, Inc. (NON)                                                         4,527,731
            140,700  Casella Waste Systems, Inc. (NON)                                                           5,223,488
            147,641  Republic Services, Inc. (NON)                                                               2,722,131
            320,878  Waste Management, Inc. (NON)                                                               14,930,906
                                                                                                            --------------
                                                                                                                27,404,256

Financial Services (2.0%)
--------------------------------------------------------------------------------------------------------------------------
             45,300  American Express Co.                                                                        4,631,925
             84,800  Associates First Capital Corp.                                                              3,593,400
            204,500  Concord EFS, Inc. (NON)                                                                     8,665,688
              5,900  Marschollek, Lautenschlaeger und Partner AG (Germany)                                       3,387,017
             56,400  Merrill Lynch & Co., Inc.                                                                   3,764,700
             36,300  Morgan Stanley, Dean Witter,  Discover and Co.                                              2,577,300
            179,429  TCF Financial Corp.                                                                         4,339,939
                                                                                                            --------------
                                                                                                                30,959,969

Food and Beverages (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             41,000  Itoen, Ltd. (Japan)                                                                         2,111,946
            104,900  Tootsie Roll Industries, Inc.                                                               4,104,213
                                                                                                            --------------
                                                                                                                 6,216,159

Health Care Information Systems (1.2%)
--------------------------------------------------------------------------------------------------------------------------
             21,300  Eclipsys Corp. (NON)                                                                          617,700
            149,589  IMS Health Inc.                                                                            11,284,620
            160,162  Medquist, Inc. (NON)                                                                        6,326,399
                                                                                                            --------------
                                                                                                                18,228,719

Health Care Services (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            107,550  Cardinal Health, Inc.                                                                       8,160,356
             68,200  CareMatrix Corp. (NON)                                                                      2,088,625
            182,700  HBO & Co.                                                                                   5,241,206
             98,800  Lincare Holdings, Inc. (NON)                                                                4,007,575
             92,506  Total Renal Care Holdings, Inc. (NON)                                                       2,734,709
                                                                                                            --------------
                                                                                                                22,232,471

Home Furnishings (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             77,100  Select Comfort Corp. (NON)                                                                  2,038,331

Hospital Management (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             44,000  Advance Paradigm, Inc. (NON)                                                                1,540,000
            400,000  Health Management Assoc., Inc. (NON)                                                        8,650,000
                                                                                                            --------------
                                                                                                                10,190,000

Insurance (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            161,300  AFLAC Inc.                                                                                  7,097,200
             63,050  American International Group, Inc.                                                          6,092,206
             54,800  Century Business Services, Inc. (NON)                                                         787,750
             82,350  Inspire Insurance Solutions, Inc. (NON)                                                     1,513,181
                                                                                                            --------------
                                                                                                                15,490,337

Lodging (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            237,657  Extended Stay America, Inc. (NON)                                                           2,495,399
            254,600  Prime Hospitality Corp. (NON)                                                               2,689,213
            135,881  Promus Hotel Corp. (NON)                                                                    4,399,147
                                                                                                            --------------
                                                                                                                 9,583,759

Machinery (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             12,237  Sidel S.A. (France)                                                                         1,037,869

Manufacturing (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            467,100  American Bank Note Holographics, Inc. (NON)                                                 8,174,250

Medical Management Services (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             77,200  American Oncology Resources, Inc. (NON)                                                     1,124,225
            158,390  Pediatrix Medical Group, Inc. (NON)                                                         9,493,501
             35,000  Sunrise Assisted Living, Inc. (NON)                                                         1,815,625
                                                                                                            --------------
                                                                                                                12,433,351

Medical Supplies and Devices (4.5%)
--------------------------------------------------------------------------------------------------------------------------
             71,000  Centocor, Inc. (NON)                                                                        3,203,875
             68,000  Henry Schein, Inc. (NON)                                                                    3,043,000
            263,900  Medtronic, Inc.                                                                            19,594,575
             22,000  Minimed, Inc. (NON)                                                                         2,304,500
            137,360  Omnicare, Inc.                                                                              4,773,260
            207,374  Stryker Corp.                                                                              11,418,531
            388,804  Sybron International Corp. (NON)                                                           10,570,609
            145,199  Thermo Cardiosystems, Inc. (NON)                                                            1,515,515
             28,400  Thermotrex Corp. (NON)                                                                        243,175
            156,700  Tyco International Ltd.                                                                    11,821,056
                                                                                                            --------------
                                                                                                                68,488,096

Networking Equipment (3.7%)
--------------------------------------------------------------------------------------------------------------------------
            184,000  3Com Corp. (NON)                                                                            8,245,500
            364,150  Ascend Communications, Inc. (NON)                                                          23,942,863
             84,850  Cisco Systems, Inc. (NON)                                                                   7,875,141
             45,700  Concur Technologies, Inc. (NON)                                                             1,393,850
             50,000  Digital River, Inc. (NON)                                                                   1,775,000
            189,400  Entrust Technologies Inc. (NON)                                                             4,521,925
             64,972  Exodus Communications, Inc. (NON)                                                           4,174,451
            110,000  Network Appliance, Inc. (NON)                                                               4,950,000
                                                                                                            --------------
                                                                                                                56,878,730

Oil and Gas (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            801,600  Input/output, Inc. (NON)                                                                    5,861,700
             95,600  Nabors Industries, Inc. (NON)                                                               1,296,575
            152,800  National-Oilwell, Inc. (NON)                                                                1,709,450
            108,541  Schlumberger Ltd.                                                                           5,006,454
            118,800  Varco International, Inc. (NON)                                                               920,700
                                                                                                            --------------
                                                                                                                14,794,879

Packaging and Containers (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            123,700  Sealed Air Corp. (NON)                                                                      6,316,431

Pharmaceuticals and Biotechnology (6.2%)
--------------------------------------------------------------------------------------------------------------------------
             80,600  Bristol-Myers Squibb Co.                                                                   10,785,288
             86,000  Coulter Pharmaceutical, Inc. (NON)                                                          2,580,000
             61,000  Elan Corp. PLC ADR (Ireland) (NON)                                                          4,243,313
             79,900  Genentech, Inc. (NON)                                                                       6,367,031
            115,000  Inhale Therapeutic Systems (NON)                                                            3,795,000
             74,600  Lilly Eli & Co.                                                                             6,630,075
            127,907  Medicis Pharmaceutical Corp. Class A (NON)                                                  7,626,455
             93,500  Pfizer, Inc.                                                                               11,728,406
            256,200  Schering-Plough Corp.                                                                      14,155,050
             92,449  Sepracor, Inc. (NON)                                                                        8,147,068
             71,672  Transkaryotic Therapies, Inc. (Malaysia) (NON)                                              1,818,677
            146,829  Vertex Pharmaceuticals, Inc. (NON)                                                          4,368,163
            163,300  Warner-Lambert Co.                                                                         12,278,119
                                                                                                            --------------
                                                                                                                94,522,645

Publishing (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             58,647  Wolters Kluwer N.V. (Netherlands)                                                          12,537,571

Recreation (--%)
--------------------------------------------------------------------------------------------------------------------------
             18,400  International Speedway Corp. Class A (NON)                                                    745,200

Restaurants (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            249,773  J.D. Wetherspoon PLC (United Kingdom) (NON)                                                   741,102
             30,400  McDonald's Corp.                                                                            2,329,400
            606,620  PizzaExpress PLC (United Kingdom)                                                           8,064,377
            137,548  Starbucks Corp. (NON)                                                                       7,719,882
                                                                                                            --------------
                                                                                                                18,854,761

Retail (12.0%)
--------------------------------------------------------------------------------------------------------------------------
            123,588  Bed Bath & Beyond, Inc. (NON)                                                               4,217,441
            164,400  Borders Group, Inc. (NON)                                                                   4,099,725
              2,850  CompUSA, Inc. (NON)                                                                            37,228
            312,079  Consolidated Stores Corp. (NON)                                                             6,300,095
            372,600  Costco Companies, Inc. (NON)                                                               26,897,063
            180,700  CVS Corp.                                                                                   9,938,500
            398,739  Dollar Tree Stores, Inc. (NON)                                                             17,419,866
            460,800  The Home Depot, Inc.                                                                       28,195,200
            378,600  Kohls Corp. (NON)                                                                          23,260,238
             64,500  Kroger Co. (NON)                                                                            3,902,250
            100,790  Michaels Stores, Inc. (NON)                                                                 1,823,669
            464,750  Office Depot, Inc. (NON)                                                                   17,166,703
             86,300  Rite Aid Corp.                                                                              4,277,244
            184,900  Safeway, Inc. (NON)                                                                        11,267,344
            313,300  TJX Cos., Inc. (The)                                                                        9,085,700
            144,300  Wal-Mart Stores, Inc.                                                                      11,751,431
            111,356  Williams-Sonoma, Inc. (NON)                                                                 4,489,039
                                                                                                            --------------
                                                                                                               184,128,736

Semiconductors (3.9%)
--------------------------------------------------------------------------------------------------------------------------
            118,800  Altera Corp.(NON)                                                                           7,231,950
             43,000  DuPont Photomasks, Inc. (NON)                                                               1,824,813
             53,600  Intel Corp.                                                                                 6,354,950
             81,310  KLA Tencor Corp. (NON)                                                                      3,526,821
            186,900  Linear Technology Corp.                                                                    16,739,231
            403,716  Maxim Integrated Products Inc. (NON)                                                       17,637,343
             87,150  Novellus Systems, Inc. (NON)                                                                4,313,925
             47,000  Xilinx, Inc. (NON)                                                                          3,060,875
                                                                                                            --------------
                                                                                                                60,689,908

Specialty Consumer Products (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            104,211  Guitar Center, Inc. (NON)                                                                   2,566,196

Steel (--%)
--------------------------------------------------------------------------------------------------------------------------
             31,000  Lone Star Technologies, Inc. (NON)                                                            313,875

Telecommunications (3.7%)
--------------------------------------------------------------------------------------------------------------------------
             67,623  E. Spire Communications, Inc. (NON)                                                           431,097
             52,700  Global Crossing Ltd. (NON)                                                                  2,378,088
            195,100  Global TeleSystems Group, Inc. (NON)                                                       10,876,825
            285,219  Qwest Communications International, Inc. (NON)                                             14,260,950
            157,800  MCI WorldCom, Inc. (NON)                                                                   11,322,150
             33,400  NTL Inc. (NON)                                                                              1,885,013
             73,100  Oy Nokia AB Class A, (Finland)                                                              8,892,770
            106,510  PanAmSat Corp. (NON)                                                                        4,147,233
            164,700  Tekelec (NON)                                                                               2,727,844
                                                                                                            --------------
                                                                                                                56,921,970

Telephone Services (3.2%)
--------------------------------------------------------------------------------------------------------------------------
             90,274  Intermedia Communications, Inc. (NON)                                                       1,557,227
             86,100  Lucent Technologies, Inc.                                                                   9,471,000
            130,000  McLeod, Inc. Class A (NON)                                                                  4,062,500
             91,006  NEXTLINK Communications, Inc. Class A (NON)                                                 2,582,295
             93,700  RSL Communications, Ltd. Class A (NON)                                                      2,764,150
             81,500  Sprint Corp.                                                                                6,856,188
            932,825  Tele-Communications TCI Ventures Group Class A (NON)                                       21,979,689
                                                                                                            --------------
                                                                                                                49,273,049

Tobacco (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             91,600  Philip Morris Cos., Inc.                                                                    4,900,600

Wireless Communications (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             68,200  AirTouch Communications, Inc. (NON)                                                         4,918,925
            109,000  American Tower Corp. Class A                                                                3,222,313
                                                                                                            --------------
                                                                                                                 8,141,238
                                                                                                            --------------
                     Total Common Stocks (cost $1,071,115,042)                                              $1,510,349,116

PREFERRED STOCKS (0.9%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
             23,800  Fresenius Medical Care AG 9.00% preferred (Germany)                                    $    5,016,393
             15,200  Marschollek, Lautenschlaeger und Partner AG
                       DEM 3.05 pfd.  (Germany)                                                                  8,671,110
                                                                                                            --------------
                     Total Preferred Stocks (cost $6,722,545)                                               $   13,687,503

SHORT-TERM INVESTMENTS (1.1%) (a)(cost $16,616,215)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $   16,614,000  Interest in $16,614,000 joint repurchase agreement dated
                       December 31, 1998 with Merrill Lynch, New York due
                       January 4, 1999 with respect to various U.S. Treasury
                       obligations -- maturity value of $16,622,861 for an
                       effective yield of 4.80%                                                             $   16,616,215
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $1,094,453,802) (b)                                            $1,540,652,834
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,536,866,572.

  (b) The aggregate identified cost on a tax basis is $1,097,789,410, resulting in gross unrealized appreciation and depreciation of $494,557,197 and $51,693,773, respectively, or net unrealized appreciation of $442,863,424.

(NON) Non-income-producing security.

      ADR or ADS after the name of a foreign holding stands for American Depository Receipts or American Depository
      Shares, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
December 31, 1998
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,094,453,802) (Note 1)                                        $1,540,652,834
-----------------------------------------------------------------------------------------------
Cash                                                                                    104,080
-----------------------------------------------------------------------------------------------
Foreign currency (cost $492,912)                                                        494,718
-----------------------------------------------------------------------------------------------
Dividends and other receivables                                                         344,907
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                4,138,605
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        2,160,102
-----------------------------------------------------------------------------------------------
Total assets                                                                      1,547,895,246

Liabilities
-----------------------------------------------------------------------------------------------
Dividends payable                                                                        14,411
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      5,012,153
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            2,464,265
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          2,038,639
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              146,513
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            30,773
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              4,893
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                1,074,716
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  242,311
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    11,028,674
-----------------------------------------------------------------------------------------------
Net assets                                                                       $1,536,866,572

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $1,080,719,428
-----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                                 (2,529)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                9,948,835
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                   446,200,838
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $1,536,866,572

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($753,318,794 divided by 33,189,700 shares)                                              $22.70
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $22.70)*                                  $24.08
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($699,040,345 divided by 31,593,404 shares)**                                            $22.13
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($84,507,433 divided by 3,783,182 shares)                                                $22.34
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $22.34)*                                  $23.15
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended December 31, 1998
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax $15,459)                                             $  4,058,748
-----------------------------------------------------------------------------------------------
Interest                                                                              2,104,314
-----------------------------------------------------------------------------------------------
Total investment income                                                               6,163,062

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      7,946,333
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        2,143,797
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        36,681
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         19,409
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 1,544,635
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 5,757,397
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   516,491
-----------------------------------------------------------------------------------------------
Amortization of organization expense (Note 1)                                               945
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 141,816
-----------------------------------------------------------------------------------------------
Registration fees                                                                        69,436
-----------------------------------------------------------------------------------------------
Auditing                                                                                 46,994
-----------------------------------------------------------------------------------------------
Legal                                                                                    10,826
-----------------------------------------------------------------------------------------------
Postage                                                                                 295,891
-----------------------------------------------------------------------------------------------
Other                                                                                   227,626
-----------------------------------------------------------------------------------------------
Total expenses                                                                       18,758,277
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (452,743)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         18,305,534
-----------------------------------------------------------------------------------------------
Net investment loss                                                                 (12,142,472)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                     58,091,972
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Notes 1 and 3)                       (2,447)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in foreign
currencies during the year                                                                2,333
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                          227,628,169
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             285,720,027
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $273,577,555
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended December 31
                                                                                -------------------------------
                                                                                           1998            1997
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                              $  (12,142,472) $   (8,430,566)
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                                                                58,089,525      34,805,611
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign currencies                                    227,630,502     162,017,217
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                273,577,555     188,392,262
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (26,466,797)       (853,197)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (25,149,952)       (814,402)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (3,023,078)        (97,128)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   229,497,911     187,948,510
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        448,435,639     374,576,045

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                 1,088,430,933     713,854,888
---------------------------------------------------------------------------------------------------------------
End of year (including accumulated net investment
loss of $2,529 and $-, respectively)                                             $1,536,866,572  $1,088,430,933
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
Per-share
operating performance                                                         Year ended December 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $19.11           $15.51           $14.40            $9.75           $10.29
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(c)                      (.12)            (.10)            (.11)            (.01)(b)         (.02)(b)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  4.54             3.73             1.22             4.88              .05
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment activities                                4.42             3.63             1.11             4.87              .03
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --               --               --               --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --               --               --             (.10)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.83)            (.03)              --             (.12)            (.56)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.83)            (.03)              --             (.22)            (.57)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $22.70           $19.11           $15.51           $14.40            $9.75
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           23.52            23.42             7.71            50.14             0.34
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $753,319         $532,287         $348,261          $83,526           $3,190
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                            1.12             1.22             1.44             1.31 (b)          .92(b)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                            (.59)            (.58)            (.69)            (.28)(b)         (.18)(b)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              91.61            73.73            68.95            49.81           101.94
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Reflects an expense limitation which expired on December 31, 1995. As a result of such limitation, expenses of the  fund for the period ended December 31, 1993 and the year ended December 31,
    1994, reflect a per share reduction of approximately $0.11 and $0.16, respectively. Expenses for the period ended December 31, 1995 for class A, B and M shares reflect a per share reduction of
    $0.04, $0.04 and $0.03, respectively.

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) The ratio of expenses to average net assets for the period ended December 31, 1995 and for the years ended thereafter, include amounts paid through brokerage service and  expense offset arrangements.
    Prior period ratios exclude these amounts. (Note 2)




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   For the period
Per-share                                                                                                         October 2, 1995+
operating performance                                                        Year ended December 31                  to Dec. 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $18.78           $15.36           $14.37           $13.08
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(c)                                       (.27)            (.22)            (.22)            (.04)(b)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                   4.45             3.67             1.21             1.40
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment activities                                                 4.18             3.45              .99             1.36
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                       --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                       --               --               --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.83)            (.03)              --             (.04)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.83)            (.03)              --             (.07)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $22.13           $18.78           $15.36           $14.37
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                            22.66            22.48             6.89            10.41 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $699,040         $496,501         $328,268          $66,978
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                                             1.87             1.97             2.19              .54(b)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                            (1.34)           (1.33)           (1.45)            (.29)(b)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               91.61            73.73            68.95            49.81
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Reflects an expense limitation which expired on December 31, 1995. As a result of such limitation, expenses of the  fund for the period ended December 31, 1993 and the year ended December 31,
    1994, reflect a per share reduction of approximately $0.11 and $0.16, respectively. Expenses for the period ended December 31, 1995 for class A, B and M shares reflect a per share reduction of
    $0.04, $0.04 and $0.03, respectively.

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) The ratio of expenses to average net assets for the period ended December 31, 1995 and for the years ended thereafter, include amounts paid through brokerage service and  expense offset arrangements.
    Prior period ratios exclude these amounts. (Note 2)




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For the period
Per-share                                                                                                         October 2, 1995+
operating performance                                                        Year ended December 31                  to Dec. 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $18.91           $15.42           $14.39           $13.08
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(c)                                       (.22)            (.18)            (.19)              --(b)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                   4.48             3.70             1.22             1.38
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment activities                                                 4.26             3.52             1.03             1.38
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                       --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                       --               --               --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.83)            (.03)              --             (.04)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.83)            (.03)              --             (.07)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $22.34           $18.91           $15.42           $14.39
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                            22.92            22.84             7.16            10.57*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $84,507          $59,643          $37,325           $6,115
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                                             1.62             1.72             1.94              .47(b)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                            (1.09)           (1.08)           (1.20)            (.21)(b)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               91.61            73.73            68.95            49.81
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Reflects an expense limitation which expired on December 31, 1995. As a result of such limitation, expenses of the  fund for the period ended December 31, 1993 and the year ended December 31,
    1994, reflect a per share reduction of approximately $0.11 and $0.16, respectively. Expenses for the period ended December 31, 1995 for class A, B and M shares reflect a per share reduction of
    $0.04, $0.04 and $0.03, respectively.

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) The ratio of expenses to average net assets for the period ended December 31, 1995 and for the years ended thereafter, include amounts paid through brokerage service and  expense offset arrangements.
    Prior period ratios exclude these amounts. (Note 2)




Notes to financial statements
December 31, 1998

Note 1
Significant accounting policies

The Putnam Voyager Fund II ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks long-term growth of capital by investing in primarily a portfolio of common stocks.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended December 31, 1998, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, dividends payable and net operating loss. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended December 31, 1998, the fund reclassified $12,139,943 to increase undistributed net investment income and $12,142,388 to decrease paid-in-capital, with an increase to accumulated net realized gains and losses of $2,445. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

I) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $17,221. These expenses have been fully amortized on projected net assets over a five-year period.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44 % of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended December 31, 1998, fund expenses were reduced by $452,743 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,620 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the year ended December 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $716,488 and $42,111 from the sale of class A and class M shares, respectively and $906,735 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended December 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received $27,459 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended December 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $1,304,586,030 and $1,127,685,833, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At December 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                                           Year ended
                                                        December 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     11,250,184       $229,784,065
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,231,846         25,696,173
-----------------------------------------------------------------------------
                                                12,482,030        255,480,238

Shares
repurchased                                     (7,152,946)      (144,393,448)
-----------------------------------------------------------------------------
Net increase                                     5,329,084       $111,086,790
-----------------------------------------------------------------------------

                                                           Year ended
                                                        December 31, 1997
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     24,925,536       $422,035,179
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       45,311            827,369
-----------------------------------------------------------------------------
                                                24,970,847        422,862,548

Shares
repurchased                                    (19,565,421)      (333,283,469)
-----------------------------------------------------------------------------
Net increase                                     5,405,426       $ 89,579,079
-----------------------------------------------------------------------------

                                                           Year ended
                                                        December 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      9,104,215       $183,140,840
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,150,403         23,410,690
-----------------------------------------------------------------------------
                                                10,254,618        206,551,530

Shares
repurchased                                     (5,096,384)      (100,793,004)
-----------------------------------------------------------------------------
Net increase                                     5,158,234       $105,758,526
-----------------------------------------------------------------------------

                                                           Year ended
                                                        December 31, 1997
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      9,403,980       $157,063,061
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       42,522            763,271
-----------------------------------------------------------------------------
                                                 9,446,502        157,826,332

Shares
repurchased                                     (4,384,774)       (72,186,037)
-----------------------------------------------------------------------------
Net increase                                     5,061,728       $ 85,640,295
-----------------------------------------------------------------------------

                                                           Year ended
                                                        December 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,642,303        $32,976,095
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      142,779          2,932,667
-----------------------------------------------------------------------------
                                                 1,785,082         35,908,762

Shares
repurchased                                     (1,155,810)       (23,256,167)
-----------------------------------------------------------------------------
Net increase                                       629,272        $12,652,595
-----------------------------------------------------------------------------

                                                           Year ended
                                                        December 31, 1997
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,955,241        $33,450,592
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        5,218             94,283
-----------------------------------------------------------------------------
                                                 1,960,459         33,544,875

Shares
repurchased                                     (1,226,918)       (20,815,739)
-----------------------------------------------------------------------------
Net increase                                       733,541        $12,729,136
-----------------------------------------------------------------------------



Federal Tax Information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $58,013,381 as capital gain, for its taxable year ended December 31, 1998.

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.


Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Daniel L. Miller
Vice President

Carol C. McMullen
Vice President

Charles H. Swanberg
Vice President and Fund Manager

Roland W. Gillis
Vice President and Fund Manager

Jeffrey R. Lindsey
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Voyager Fund
II. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
---------------------
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PUTNAM
INVESTMENTS
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AN017-49324-377/2AR/2AO  2/99